Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) kg t	Jun. 30, 2023 ZAR (R) t kg	Jun. 30, 2022 ZAR (R) kg t
Disclosure of operating segments [line items]
Revenue	R 61,379	R 49,275	R 42,645
Production costs	38,923	34,866	33,099
Production profit/(loss)	22,456	14,409	9,546
Assets	60,460	57,240	46,808
Capital expenditure	R 8,327	R 7,598	R 6,192
Kilograms produced | kg	48,578	45,651	46,236
Tonnes milled | t	51,319	52,135	53,801
Bambanani
Disclosure of operating segments [line items]
Revenue			R 1,286
Operating segments
Disclosure of operating segments [line items]
Revenue	R 58,270	R 47,520	41,742
Production costs	36,390	33,541	32,196
Production profit/(loss)	21,880	13,979	9,546
Operating segments | Total operations
Disclosure of operating segments [line items]
Revenue	58,270	47,520	41,742
Production costs	36,390	33,541	32,196
Production profit/(loss)	21,880	13,979	9,546
Segment assets	33,301	30,409	25,592
Capital expenditure	R 8,327	R 7,598	R 6,192
Kilograms produced | kg	48,578	45,651	46,236
Tonnes milled | t	51,319	52,135	53,801
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	R 3,109	R 1,755	R 903
Production costs	2,533	1,325	903
Production profit/(loss)	576	430	0
Unallocated amounts
Disclosure of operating segments [line items]
Assets	27,159	26,831	21,216
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	52,089	43,080	38,583
Production costs	34,143	31,505	30,074
Production profit/(loss)	17,946	11,575	8,509
Segment assets	27,731	24,643	21,451
Capital expenditure	R 6,786	R 5,861	R 4,943
Kilograms produced | kg	43,477	41,281	42,529
Tonnes milled | t	47,959	48,289	50,572
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 8,108	R 7,036	R 5,779
Production costs	4,638	4,515	4,038
Production profit/(loss)	3,470	2,521	1,741
Segment assets	6,017	5,125	4,324
Capital expenditure	R 1,330	R 1,167	R 894
Kilograms produced | kg	6,599	6,668	6,508
Tonnes milled | t	822	920	959
South Africa | Operating segments | Mponeng [Member]
Disclosure of operating segments [line items]
Revenue	R 10,577	R 7,845	R 5,620
Production costs	5,795	4,997	4,487
Production profit/(loss)	4,782	2,848	1,133
Segment assets	4,438	4,630	4,433
Capital expenditure	R 890	R 704	R 605
Kilograms produced | kg	8,751	7,449	6,086
Tonnes milled | t	880	884	840
South Africa | Operating segments | Tshepong North
Disclosure of operating segments [line items]
Revenue	R 3,877	R 3,530	R 3,429
Production costs	2,827	2,701	2,894
Production profit/(loss)	1,050	829	535
Segment assets	2,369	2,226	2,049
Capital expenditure	R 559	R 553	R 1,038
Kilograms produced | kg	3,248	3,354	3,793
Tonnes milled | t	726	795	988
South Africa | Operating segments | Tshepong South
Disclosure of operating segments [line items]
Revenue	R 3,734	R 3,607	R 2,922
Production costs	2,564	2,395	2,190
Production profit/(loss)	1,170	1,212	732
Segment assets	2,326	2,043	1,730
Capital expenditure	R 527	R 514	R 476
Kilograms produced | kg	3,129	3,431	3,229
Tonnes milled | t	465	506	573
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 4,198	R 4,384	R 3,106
Production costs	3,041	3,009	2,453
Production profit/(loss)	1,157	1,375	653
Segment assets	3,924	3,624	3,222
Capital expenditure	R 686	R 716	R 491
Kilograms produced | kg	3,470	4,213	3,444
Tonnes milled | t	815	898	874
South Africa | Operating segments | Joel [Member]
Disclosure of operating segments [line items]
Revenue	R 2,079	R 2,044	R 1,411
Production costs	1,663	1,616	1,308
Production profit/(loss)	416	428	103
Segment assets	1,372	1,306	1,244
Capital expenditure	R 235	R 231	R 225
Kilograms produced | kg	1,733	1,947	1,556
Tonnes milled | t	401	435	434
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 2,262	R 1,308	R 1,648
Production costs	2,352	2,009	1,812
Production profit/(loss)	(90)	(701)	(164)
Segment assets	1,951	1,745	1,517
Capital expenditure	R 488	R 428	R 384
Kilograms produced | kg	1,859	1,275	1,800
Tonnes milled | t	462	365	455
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 4,638	R 3,621	R 4,139
Production costs	3,670	3,343	3,086
Production profit/(loss)	968	278	1,053
Segment assets	520	634	822
Capital expenditure	R 226	R 253	R 210
Kilograms produced | kg	3,842	3,460	4,567
Tonnes milled | t	584	567	607
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 2,137	R 2,053	R 1,733
Production costs	1,852	1,724	1,504
Production profit/(loss)	285	329	229
Segment assets	0	16	17
Capital expenditure	R 44	R 47	R 49
Kilograms produced | kg	1,780	1,961	1,910
Tonnes milled | t	473	470	486
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	R 0	R 18	R 1,286
Production costs	0	16	1,163
Production profit/(loss)	0	2	123
Segment assets	0	0	0
Capital expenditure	R 0	R 0	R 25
Kilograms produced | kg	0	0	1,433
Tonnes milled | t	0	0	176
South Africa | Operating segments | Mine Waste Solutions
Disclosure of operating segments [line items]
Revenue	R 4,016	R 2,689	R 2,642
Production costs	2,047	1,809	1,588
Production profit/(loss)	1,969	880	1,054
Segment assets	3,546	2,060	1,027
Capital expenditure	R 1,463	R 932	R 264
Kilograms produced | kg	3,770	2,804	2,899
Tonnes milled | t	22,655	23,067	23,443
South Africa | Operating segments | All other surface operations
Disclosure of operating segments [line items]
Revenue	R 6,463	R 4,945	R 4,868
Production costs	3,694	3,371	3,551
Production profit/(loss)	2,769	1,574	1,317
Segment assets	1,268	1,234	1,066
Capital expenditure	R 338	R 316	R 282
Kilograms produced | kg	5,296	4,719	5,304
Tonnes milled | t	19,676	19,382	20,737
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 6,181	R 4,440	R 3,159
Production costs	2,247	2,036	2,122
Production profit/(loss)	3,934	2,404	1,037
Segment assets	5,570	5,766	4,141
Capital expenditure	R 1,541	R 1,737	R 1,249
Kilograms produced | kg	5,101	4,370	3,707
Tonnes milled | t	3,360	3,846	3,229
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 6,181	R 4,440	R 3,159
Production costs	2,247	2,036	2,122
Production profit/(loss)	3,934	2,404	1,037
Segment assets	5,570	5,766	4,141
Capital expenditure	R 1,541	R 1,737	R 1,249
Kilograms produced | kg	5,101	4,370	3,707
Tonnes milled | t	3,360	3,846	3,229